Subsequent Events (Details) - Subsequent Event [Member]	1 Months Ended
	Jan. 30, 2022 USD ($)	Jan. 30, 2022 ILS (₪)	Jan. 18, 2022 USD ($)	Jan. 11, 2022 shares
Subsequent Events (Details) [Line Items]
Ordinary shares, issued (in Shares) | shares				125,000
Loan amount | $			$ 286
Research and development services	$ 73	₪ 235